Costs	12 Months Ended
Dec. 31, 2025
Costs
Costs

30 Costs

Purchase, services and other charges

(€ million)	2025	2024	2023
Production costs - raw, ancillary and consumable materials and goods	51,014	54,204	58,170
Production costs - services	12,433	12,217	11,512
Lease expense and other	1,356	1,512	1,432
Net provisions for contingencies	1,117	1,397	1,369
Other expenses	1,694	2,073	1,746
	67,614	71,403	74,229
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(368)	(227)	(367)
- capitalized direct costs associated with self-constructed assets - intangible assets	(190)	(62)	(26)
	67,056	71,114	73,836

Purchase, services and other charges included geological and geophysical expenses of Exploration & Production segment for €174 million (€186 million and €205 million in 2024 and 2023, respectively).

Costs incurred in connection with research and development activities and technological improvement expensed through profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to €207 million (€178 million and €166 million in 2024 and 2023, respectively).

Royalties on the extraction rights of hydrocarbons amounted to €984 million (€1,122 million and €1,138 million in 2024 and 2023, respectively).

Charges to provisions related to: (i) environmental provisions for €559 million (€848 million and €559 million in 2024 and 2023, respectively); (ii) reversal of decommissioning provisions for €9 million (net additions of €300 million and €305 million in 2024 and 2023, respectively); (iii) a €268 million increase in legal proceedings provisions (net additions of €40 million and net reversals of €87 million in 2024 and 2023, respectively). More information is provided in note 21 – Provisions. Net additions to provisions by segment are disclosed in note 35 – Segment information and information by geographical area.

Information about leases is disclosed in note 13 – Right-of-use assets and lease liabilities.

Payroll and related costs

(€ million)	2025	2024	2023
Wages and salaries	2,620	2,665	2,427
Social security contributions	541	527	497
Cost related to employee benefit plans	64	96	156
Other costs	135	123	196
	3,360	3,411	3,276
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(116)	(139)	(131)
- capitalized direct costs associated with self-constructed assets - intangible assets	(15)	(10)	(9)
	3,229	3,262	3,136

Other costs comprised provisions for redundancy incentives of €70 million (€66 million and €56 million in 2024 and 2023, respectively) and costs for defined contribution plans of €110 million (€104 million and €102 million in 2024 and 2023, respectively).

Cost related to employee benefit plans are described in note 22 – Provisions for employee benefits.

Costs with related parties are disclosed in note 36 – Transactions with related parties.

Average number of employees

The average number of employees of the companies included in the consolidation area, and the breakdown by category is reported as follows:

	2025		2024		2023
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	902	18	933	19	944	19
Junior managers	9,315	89	9,257	90	9,157	84
Employees	15,965	452	16,086	431	15,810	420
Workers	5,414	266	5,719	282	5,937	294
	31,596	825	31,995	822	31,848	817

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the year.

The average number of senior managers included managers employed in foreign countries, whose position is comparable to a senior manager’s status.

Long-term share-based incentive plan for Eni’s managers

The main terms of the incentive plans for Eni executives with shares whose awards are in place at the end of the 2025 financial year are set out below.

Two long-term incentive plans, 2020-2022 and 2023-2025, ratified by the Shareholders' Meeting, are in place. These plans provide for the award of up to 20 million and 16 million treasury shares, respectively, each divided into three annual awards, which are intended for Eni's CEO and the executives of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic clout to the business. The Plans provide the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in office until vesting.

The vesting characteristics of the Plans are linked to the achievement of the objectives established by the Company in terms of financial results, appreciation of the shares compared to a group of Eni's competitors ("Peer Group") and achievement of certain environmental sustainability and emissions reduction KPIs.

Depending on the performance of the parameters mentioned above, the number of shares that will vest free of charge after three years may range between 0% and 180% of the initial award. The plans include lock-up and claw back clauses.

The number of shares awarded at the grant date upon achievement of the vesting conditions was 5.78 shares, with a weighted average fair value of €10.6 per share.

The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plans (stochastic method), taking into account the fair value of the Eni share at the grant date, reduced by dividends expected along the vesting period, considering the volatility of the stock, the forecasts relating to the trend of the performance parameters, as well as the lower value attributable to the shares considering the lock-up clause.

The costs related to the long-term monetary incentive plan, recognized as a component of the payroll cost with counterpart in equity reserves as they pertain to company employees, amounted to €20 million (€23 million and €20 million in 2024 and 2023, respectively).

Employee Stock Ownership Plan

The Shareholders' Meeting held on May 15, 2024, authorized the adoption of an Employee Stock Ownership Plan, with the aim of strengthening motivation and retention across the company and participation in the growth of corporate value, in line with the interests of the shareholders. The Plan provides for three annual awards in the period 2024-2026 intended for employees of Eni and its subsidiaries.

For 2025, Eni has awarded shares for no consideration to employees in Italy (as in 2024) and abroad. A three-year lock-up period applies to each award.

At the grant date (November 27, 2025), a total of 3,289,345 shares were issued, and at the 2024 grant date (November 27, 2024), 3,102,700 shares.

Costs relating to the Employee Stock Ownership Plan, recognized as a component of payroll cost amounted to €15 million (€1 million in 2024) with counterpart in equity reserves.

Compensation for key management personnel

Compensation, including contributions and collateral expenses, of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year consisted of the following:

(€ million)	2025	2024	2023
Wages and salaries	24	39	35
Post-employment benefits	2	4	3
Other long-term benefits	16	23	19
	42	66	57

Compensation of Directors and Statutory Auditors of Eni SpA

Compensation of Directors amounted to €11.8 million, €12.9 million and €13.9 million in 2025, 2024 and 2023, respectively. Compensation of Statutory Auditors amounted to €0.5 million, €0.5 million and €0.6 million in 2025, 2024 and 2023, respectively.

Compensation included emoluments and social security benefits and social assistance due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group.